UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	9/30/2006

Date of reporting period:	6/30/2006

Item 1. Schedule of Investments

Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2006 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.4%
COMMON STOCKS

Aerospace 0.1%
14,800	Moog, Inc. (Class A)(a)	$506,456

Biotechnology 1.7%
205,100	CV Therapeutics, Inc.(a)(b)	2,865,247
298,000	ImClone Systems, Inc.(a)(b)	11,514,720

		14,379,967

Capital Markets 1.9%
655,700	Eaton Vance Corp.(b)	16,366,272

Chemicals 1.0%
480,000	Nalco Holding Co.(a)	8,462,400

Commercial Banks 3.1%
119,300	BOK Financial Corp.	5,925,631
112,000	Boston Private Financial Holdings, Inc.	3,124,800
224,300	Placer Sierra Bancshares	5,201,517
751,200	UCBH Holdings, Inc.	12,424,848

		26,676,796

Commercial Services & Supplies 5.5%
214,700	FTI Consulting, Inc.(a)	5,747,519
145,300	Mobile Mini, Inc.(a)	4,251,478
311,600	Resources Connection, Inc.(a)	7,796,232
127,000	Stericycle, Inc.(a)	8,267,700
222,400	Waste Connections, Inc.(a)(b)	8,095,360
261,100	West Corp.(a)	12,509,301

		46,667,590

Communications Equipment 4.2%
333,500	ADTRAN, Inc.	7,480,405
263,700	Avocent Corp.(a)	6,922,125
468,600	Ixia(a)	4,217,400
271,100	Polycom, Inc.(a)	5,942,512
619,400	Powerwave Technologies, Inc.(a)	5,648,928
428,000	Tekelec, Inc.(a)(b)	5,285,800

		35,497,170

Computers & Peripherals 0.9%
120,600	Avid Technology, Inc.(a)(b)	4,019,598
335,500	On Track Innovations Ltd.(a)(b)	3,915,285

		7,934,883

Construction & Engineering 0.5%
198,900	Williams Scotsman International, Inc.(a)	4,343,976

Consumer Finance 0.9%
136,700	Alliance Data Systems Corp.(a)	8,040,694

Diversified Consumer Services 2.7%
204,100	Bright Horizons Family Solutions, Inc.(a)	7,692,529
211,800	Career Education Corp.(a)(b)	6,330,702
270,200	School Specialty, Inc.(a)(b)	8,605,870

		22,629,101

Diversified Financial Services 1.0%
377,500	KKR Private Equity Investors LLP RDU – Physical, Private Placement 144A(Netherlands)(f) (Cost $9,424,681; purchased 5/3/06-5/4/06)(a)	8,267,250

Diversified Telecommunication Services 2.7%
471,010	Broadwing Corp.(a)(b)	4,874,954
326,800	Fairpoint Communications, Inc.	4,705,920
424,000	Iowa Telecommunications Services, Inc.	8,022,080
381,300	Time Warner Telecom (Class A)(a)(b)	5,662,305

		23,265,259

Electric Utilities 0.7%
306,800	El Paso Electric Co.(a)	6,185,088

Electronic Equipment & Instruments 4.7%
243,449	Benchmark Electronics, Inc.(a)(b)	5,871,990
459,100	Ingram Micro, Inc. (Class A)(a)(b)	8,323,483
799,700	Insight Enterprises, Inc.(a)	15,234,285
348,000	Tektronix, Inc.	10,238,160

		39,667,918

Energy Equipment & Services 3.6%
349,900	Pride International, Inc.(a)(b)	10,927,377
161,000	Todco (Class A)(b)	6,576,850
213,600	Universal Compression Holdings, Inc.(a)	13,450,392

		30,954,619

Food & Staples Retailing 2.2%
431,800	Performance Food Group Co.(a)(b)	13,118,084
170,600	United Natural Foods, Inc.(a)(b)	5,633,212

		18,751,296

Gas Utilities 0.6%
135,900	AGL Resources, Inc.	5,180,508

Health Care Equipment & Supplies 3.4%
154,700	Integra LifeSciences Holdings Corp.(a)(b)	6,003,907
186,200	Resmed, Inc.(a)(b)	8,742,090
249,300	Respironics, Inc.(a)	8,531,046
398,900	Symmetry Medical, Inc.(a)	6,143,060

		29,420,103

Health Care Providers & Services 7.0%
424,200	Centene Corp.(a)(b)	9,981,426
221,100	Henry Schein, Inc.(a)(b)	10,332,003
258,300	Odyssey Healthcare, Inc.(a)(b)	4,538,331
619,400	PSS World Medical, Inc.(a)(b)	10,932,409
241,100	Sierra Health Services, Inc.(a)(b)	10,856,733
341,200	Symbion, Inc.(a)	7,083,312
124,500	Wellcare Health Plans, Inc.(a)(b)	6,106,725

		59,830,939

Hotels, Restaurants & Leisure 0.8%
239,500	Rare Hospitality International, Inc.(a)	6,888,020

Insurance 3.5%
345,000	Aspen Insurance Holdings Ltd.(b)	8,035,050
308,900	Axis Capital Holdings Ltd.	8,837,629
383,300	Montpelier Re Holdings Ltd.(b)	6,627,257
122,000	StanCorp Financial Group, Inc.	6,211,020

		29,710,956

Internet & Catalog Retail 1.1%
711,300	GSI Commerce, Inc.(a)(b)	9,623,889

Internet Software & Services 3.2%
201,400	Digital River, Inc.(a)(b)	8,134,546
652,400	Digitas, Inc.(a)	7,580,888
207,900	Equinix, Inc.(a)(b)	11,405,394

		27,120,828

IT Services 1.6%
87,100	Global Payments, Inc.	4,228,705
725,300	Lionbridge Technologies, Inc.(a)	4,010,909
187,700	Wright Express Corp.(a)	5,394,498

		13,634,112

Leisure Equipment & Products 1.2%
232,100	Pool Corp.	10,126,523

Life Sciences Tools & Services 0.9%
119,200	Covance, Inc.(a)(b)	7,297,424

Machinery 6.8%
89,100	Actuant Corp. (Class A)	4,450,545
226,600	AGCO Corp.(a)	5,964,112
128,000	ESCO Technologies, Inc.(a)(b)	6,841,600
226,600	Graco, Inc.	10,419,068
281,100	IDEX Corp.	13,267,920
223,300	Kaydon Corp.	8,331,323
251,400	Pentair, Inc.	8,595,366

		57,869,934

Marine 0.5%
70,000	American Commercial Lines, Inc.(a)	4,217,500

Media 2.0%
686,100	Entravision Communications Corp. (Class A)(a)	5,879,877
568,500	Regal Entertainment Group (Class A)(b)	11,551,920

		17,431,797

Metals & Mining 3.2%
320,200	Alpha Natural Resources, Inc.(a)	6,282,324
210,400	Century Aluminum Co.(a)(b)	7,509,176
230,500	Glamis Gold Ltd.(a)	8,726,730
410,400	Kinross Gold Corp.(a)	4,469,256

		26,987,486

Oil, Gas & Consumable Fuels 5.1%
433,200	Denbury Resources, Inc.(a)	13,719,444
362,850	Range Resources Corp.	9,865,892
656,500	Warren Resources, Inc.(a)(b)	9,427,340
467,900	Western Refining, Inc.	10,097,282

		43,109,958

Pharmaceuticals 1.2%
103,700	Kos Pharmaceuticals, Inc.(a)(b)	3,901,194
247,600	Medicis Pharmaceutical Corp. (Class A)(b)	5,942,400

		9,843,594

Real Estate Management & Development 1.6%
56,400	Jones Lang Lasalle, Inc.	4,937,820
247,700	Trammell Crow Co.(a)	8,711,609

		13,649,429

Real Estate Investment Trusts 2.4%
840,400	Annaly Mortgage Management, Inc.(b)	10,765,524
334,700	Sunstone Hotel Investors, Inc.	9,726,382

		20,491,906

Road & Rail 2.0%
967,733	Heartland Express, Inc.	17,312,743

Semiconductors & Semiconductor Equipment 4.0%
813,000	Integrated Device Technology, Inc.(a)	11,528,340
356,400	Intersil Corp. (Class A)	8,286,300
656,700	PMC - Sierra, Inc.(a)(b)	6,172,980
578,900	Teradyne, Inc.(a)	8,064,077

		34,051,697

Software 0.9%
518,900	Quest Software, Inc.(a)(b)	7,285,356

Textiles, Apparel & Luxury Goods 0.7%
460,300	Quiksilver, Inc.(a)(b)	5,606,454

Trading Companies & Distributors 1.0%
347,000	Interline Brands, Inc.(a)	8,112,860

Water Utilites 1.1%
99,500	American States Water Co.	3,547,175
265,100	Aqua America, Inc.(b)	6,041,629

		9,588,804

Wireless Telecommunication Services 3.3%
1,576,400	Dobson Communications Corp. (Class A)(a)(b)	12,185,572
605,100	SBA Communications Corp. (Class A)(a)	15,817,314

		28,002,886

	Total long-term investments (cost $729,494,764)	820,992,466

SHORT-TERM INVESTMENTS 26.7%

Affiliated Money Market Mutual Fund
227,375,145	Dryden Core Investment Fund - Taxable Money Market Series (cost $227,375,145; includes $199,723,328 of cash collateral received for securities on loan)(c)(d)	227,375,145

	Total Investments 123.1% (cost $956,869,909)(e)	1,048,367,586
	Liabilities in excess of other assets (23.1)%	(196,620,251)

	Net Assets 100%	$851,747,335

The following abbreviation is used in portfolio descriptions:

RDU	– Restricted Depositary Unit
(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $192,338,778; cash collateral of $199,723,328 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of June 30, 2006 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$960,356,472	$ 116,286,475	$ 28,275,361	$ 88,011,114

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

(f)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

Jennison Small Company Fund, Inc.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence if an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty dates are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by P1.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date     August 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date     August 25, 2006

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date     August 25, 2006

*	Print the name and title of each signing officer under his or her signature.